Note 4 - Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans and Leases Receivable, Gross	$ 304,445,298	$ 337,946,708
Impaired Financing Receivable, Average Recorded Investment	17,188,000	19,429,000	15,487,000
Impaired Financing Receivable, Interest Income, Accrual Method	214,000	229,000	95,000
Minimum Loan Balance for Categorization Into Risk Categories	200,000
Loans and Leases Receivable, Related Parties	989,194	3,013,156	3,164,300	3,353,452
Loans and Leases Receivable, Related Parties, Collections	2,023,962	186,144	250,149
Fixed-Rate Loans [Member]
Loans and Leases Receivable, Gross	56,494,000	61,115,000
Agriculture (Member)
Loans and Leases Receivable, Gross	43,068,272	46,719,505
Paydown of Line of Credit [Member]
Loans and Leases Receivable, Related Parties, Collections	$ 1,500,000